REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS
11.
REDEEMABLE NON-CONTROLLING INTERESTS

On November 8, 2022, Beijing Xiangshang, one of the Company’s consolidated VIE’s subsidiaries, issued 31,875,000 Series Angel redeemable preferred shares (“Series Angel preferred shares”) to external investors for an aggregate cash consideration of US$4,397,462, and US$4,356,074 proceeds were received upon the issuance. As of December 31, 2022, the outstanding US$43,496 was recorded as subscriptions receivable from redeemable non-controlling interests in the consolidated balance sheets. On March 20, 2023, the outstanding US$43,672 was received and transferred from subscriptions receivable to redeemable non-controlling interests in the consolidated balance sheets.

On April 7, 2023, Beijing Xiangshang, issued 11,250,000 Series Pre-A redeemable preferred shares (“Series Pre-A preferred shares”) to external investors for an aggregate cash consideration of US$1,636,364.

The Series Angel and Pre-A preferred shares, which are redeemable by Beijing Xiangshang upon occurrence of certain events, are recorded as mezzanine equity in the consolidated balance sheets and consist of the following:

	Series Angel preferred shares	Series Pre-A preferred shares	Total
	US$	US$	US$
Balance as of January 1, 2023	4,641,742	—	4,641,742
Issuance of redeemable preferred shares of VIE's subsidiary	43,672	1,636,364	1,680,036
Accretion of redeemable non-controlling interests	456,911	113,812	570,723
Foreign currency translation adjustment	(135,054)	(50,787)	(185,841)
Balance as of December 31, 2023	5,007,271	1,699,389	6,706,660
Accretion of redeemable non-controlling interests	495,503	168,166	663,669
Foreign currency translation adjustment	(143,843)	(48,818)	(192,661)
Balance as of December 31, 2024	5,358,931	1,818,737	7,177,668

The significant terms of the Series Angel and Pre-A preferred shares issued by Beijing Xiangshang are as follows:

Voting rights

The holders of preferred shares and ordinary shares shall vote together based on their shareholding ratio.

Dividend rights

No dividend, whether in cash, in property or in shares of Beijing Xiangshang, shall be paid on any other shares, unless and until a preferential dividend in cash and/or share is, in advance, paid in full on each preferred share.

If Beijing Xiangshang decides to pay dividends, the preferred shares holders shall be entitled to receive non-cumulative dividends of 10% of the consideration that they paid for the equity interests. After receiving all non-cumulative dividends, the preferred shares holders shall be entitled to receive, on a pro rata basis, out of any funds legally available therefor, remaining undistributed dividends.

Liquidation Preference

In the event of liquidation, the preferred shares holder, shall be entitled to receive, prior to the holders of ordinary shares, the relevant amount.

In the event of insufficient funds available to pay in full the preference amount in respect of each preferred shares, the entire assets and funds of Beijing Xiangshang legally available for distribution to the holders of the preferred shares shall be distributed on a pro rata basis among the holders in proportion to issued price.

11.
REDEEMABLE NON-CONTROLLING INTERESTS (Continued)

Redemption Rights

The holder of the preferred shares may require that Beijing Xiangshang redeem any or all of the outstanding preferred shares held by the holder with redemption price calculated on the agreed terms, if Beijing Xiangshang fails to complete a Qualified IPO before June 30, 2028, or under other pre-agreed redemption events.

The redemption price refers to the higher of the following:

(a) the result calculated by the following formula:

A*P* (1+10%^N) + B; (see Note below)

(b) the relevant value of the preferred shares to be redeemed which shall be determined by the audited net asset value of Beijing Xiangshang’s most recent quarter-end consolidated financial statements

Note: In the formula above, A refers to the shares to be redeemed; P refers to corresponding original purchase price per share; N refers to the result calculated by dividing the days from the date the issuance of preferred shares to the completion of the redemption by 365; B refers to the profits declared but yet to be distributed with respect to the preferred shares to be redeemed.

Accounting for redeemable non-controlling interests

Redeemable non-controlling interests represent preferred shares financing by a consolidated VIE’s subsidiary of the Group from preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable non-controlling interests. The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity and recorded accretions on the preferred shares to the redemption value from the issuance dates to the earliest redemption dates.